Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of the components of the calculations of basic and diluted earnings per share

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011
Numerator:
Net loss	$(10,325,464)	$(6,290,546)	$(23,388,120)	$(20,286,414)
Denominator:
Weighted average number of common shares outstanding	37,977,052	22,676,114	33,107,175	17,441,767

Schedule of potential dilutive common shares

	At September 30,
	2012	2011
Stock options outstanding	1,999,521	1,344,665
Unvested restricted stock	275,262	408,388
Common stock warrants (1)	9,421,008	7,128,563
Number of dilutive potential common shares	11,695,791	8,881,616

(1)

On May 31, 2011, the Company granted 7,128,563 warrants as part of an underwritten public offering. As a result of the March 28 and 29, 2012 public offerings described in Note 5, the number of warrants increased to 9,421,008.